Accounting Policies - Change in Accounting Principle (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pension and other post retirement benefits															$ 44,078	$ 94,410
Common shareholder’s equity	$ 1,578,592			$ 1,571,530	$ 1,571,530	$ 1,452,723			$ 1,172,377	$ 1,571,530	$ 1,571,530	$ 1,452,723	$ 1,172,377		1,578,592	1,571,530
Pension and other post-retirement benefits															195,670	117,165
Deferred income taxes															464,717	457,388
Other income (expense) — net					2,045				1,870	5,822	(4,052)	(4,226)	7,157
Income tax expense (benefit)					7,471				25,072	18,083	(42,591)	(24,989)	81,839
Net income (loss)	72,530	$ (66,476)	$ (21,268)	112,319	48,100	(180,530)	$ (10,876)	$ 108,707	58,549	97,105	(34,599)	(24,150)	137,495
Other comprehensive income					(4,726)					11,682		2,531	3,014
Comprehensive income (loss)					43,374					108,787		(21,619)	140,509
Accrued/deferred pension and other post-retirement benefit cost					1,119				1,557	2,190	7,324	7,761	14,845
Deferred income taxes — net					7,636				7,604	18,741	(25,530)	(25,561)	79,585
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,571,530	1,452,723				1,172,377	1,571,530		1,172,377	1,115,665
Stock-based compensation												(11,359)	3,966	[1]
Loss on preferred stock extinguishment					0				0	(556)	0
Common Stock					(24,237)					(100,000)		(89,568)	(86,443)
Preferred Stock					(330)					(1,169)		(1,320)	(1,320)
Ending Balance	1,578,592				1,571,530	1,452,723				1,578,592	1,571,530	1,452,723	1,172,377
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	548,264			552,884	529,351	529,351			638,708	548,264	552,884	529,351	588,976		548,264	552,884
Net income (loss)					48,100					97,105		(24,150)	137,495
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				552,884	529,351				638,708	552,884		638,708	588,976
Stock-based compensation												4,197
Loss on preferred stock extinguishment										(556)
Common Stock					(24,237)					(100,000)		(89,568)	(86,443)
Preferred Stock					(330)					(1,169)		(1,320)	(1,320)
Ending Balance	548,264				552,884	529,351				548,264	552,884	529,351	638,708
Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity									1,484			1,484	1,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance									1,484			1,484
Ending Balance													1,484
Accumulated Other Comprehensive Loss, Net of Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	4,576			(7,106)	(7,106)	(2,380)			(4,911)	4,576	(7,106)	(4,911)	(4,911)		4,576	(7,106)
Other comprehensive income					(4,726)					11,682		4,015	3,014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(7,106)	(2,380)				(4,911)	(7,106)		(4,911)	(7,925)
Ending Balance	4,576				(7,106)	(2,380)				4,576	(7,106)	(2,380)	(4,911)
Accumulated Other Comprehensive Loss, Net of Taxes | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity									(1,484)			(1,484)	(1,484)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance									(1,484)			(1,484)
Ending Balance													(1,484)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pension and other post retirement benefits															39,435	86,493
Common shareholder’s equity	1,572,196			1,562,573	1,562,573					1,562,573	1,562,573				1,572,196	1,562,573
Pension and other post-retirement benefits															199,665	121,345
Deferred income taxes															462,475	454,248
Other income (expense) — net					3,494					9,478		(7,592)	(545)
Income tax expense (benefit)					7,847					19,032		(25,863)	79,840
Net income (loss)					49,173					99,812		(26,642)	131,792
Other comprehensive income					(4,797)					11,536		2,692	3,308
Comprehensive income (loss)					44,376					111,348		(23,950)	135,100
Accrued/deferred pension and other post-retirement benefit cost					(330)					(1,466)		11,127	22,547
Deferred income taxes — net					8,012					19,690		(26,435)	77,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,562,573						1,562,573
Ending Balance	1,572,196				1,562,573					1,572,196	1,562,573
As Previously Reported | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	541,535			543,448	543,448	518,842			630,691	541,535	543,448	518,842	630,691		541,535	543,448
Net income (loss)					49,173					99,812		(26,642)	131,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				543,448	518,842				630,691	543,448		630,691	586,662
Stock-based compensation												4,197
Loss on preferred stock extinguishment										(556)
Common Stock					(24,237)					(100,000)		(89,568)	(86,443)
Preferred Stock					(330)					(1,169)		(1,320)	(1,320)
Ending Balance	541,535				543,448	518,842				541,535	543,448	518,842	630,691
As Previously Reported | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity									1,484			1,484	1,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance									1,484			1,484
Ending Balance													1,484
As Previously Reported | Accumulated Other Comprehensive Loss, Net of Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	4,909			(6,627)	(6,627)	(1,830)			(4,522)	4,909	(6,627)	(1,830)	(4,522)		4,909	(6,627)
Other comprehensive income					(4,797)					11,536		4,176	3,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(6,627)	(1,830)				(4,522)	(6,627)		(4,522)	(7,830)
Ending Balance	4,909				(6,627)	(1,830)				4,909	(6,627)	(1,830)	(4,522)
As Previously Reported | Accumulated Other Comprehensive Loss, Net of Taxes | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity									(1,484)			(1,484)	(1,484)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance									(1,484)			(1,484)
Ending Balance													(1,484)
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pension and other post retirement benefits															4,643	7,917
Common shareholder’s equity	6,396			8,957	8,957					8,957	8,957				6,396	8,957
Pension and other post-retirement benefits															(3,995)	(4,180)
Deferred income taxes															2,242	3,140
Other income (expense) — net					(1,449)					(3,656)		3,366	7,702
Income tax expense (benefit)					(376)					(949)		874	1,999
Net income (loss)					(1,073)					(2,707)		2,492	5,703
Other comprehensive income					71					146		(161)	(294)
Comprehensive income (loss)					(1,002)					(2,561)		2,331	5,409
Accrued/deferred pension and other post-retirement benefit cost					1,449					3,656		(3,366)	(7,702)
Deferred income taxes — net					(376)					(949)		874	1,999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				8,957						8,957
Ending Balance	6,396				8,957					6,396	8,957
Adjustment | Change In Calculating MRVA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity																	$ 2,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained Earnings (Accumulated Deficit)																	2,300
Accumulated Other Comprehensive Income (Loss), Net of Tax																	$ 100
Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	6,729			9,436	9,436	10,509			8,017	6,729	9,436	10,509	8,017		6,729	9,436
Net income (loss)					(1,073)					(2,707)		2,492	5,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				9,436	10,509				8,017	9,436		8,017	2,314
Ending Balance	6,729				9,436	10,509				6,729	9,436	10,509	8,017
Adjustment | Accumulated Other Comprehensive Loss, Net of Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common shareholder’s equity	(333)			(479)	(479)	(550)			(389)	(333)	(479)	(550)	(389)		$ (333)	$ (479)
Other comprehensive income					71					146		(161)	(294)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ (479)	(550)				$ (389)	(479)		(389)	(95)
Ending Balance	$ (333)				$ (479)	$ (550)				$ (333)	$ (479)	$ (550)	$ (389)

[1]	Stock-based compensation is based on the stock awards of WGL that are allocated to Washington Gas for its pro-rata share. We recorded $4.2 million accumulative adjustments to retained earnings for the fiscal year 2018 due to the adoption of Accounting Standards Update (ASU) 2016-09. We accelerated the vesting of stock-based awards upon the consummation of the Merger with AltaGas during the fourth quarter of fiscal year ended September 2018, which reduced the paid-in capital. See Note 11 — Stock-Based Compensation for a further discussion.